ACQUISITION - Purchase price allocation (Details) - USD ($)	Jun. 30, 2026	Apr. 03, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACQUISITIONS
Goodwill	$ 2,604,288		$ 5,216,788	$ 1,728,108	$ 2,246,619
Harry Kahn Associates, Inc.
ACQUISITIONS
Cash and cash equivalents		$ 25,268
Accounts receivables, net		62,481
Prepaid expenses		5,663
Contract assets		194,028
Property and equipment		1,142
ROU assets		31,119
Intangible Assets		327,000
Goodwill		316,822
Total assets acquired		963,523
Accounts payable		23,938
Accrued expenses		46,671
Line of credit		315,093
Contract liabilities		61,863
Other current liabilities		36,473
Operating lease liabilities		26,889
Note payable		203,072
Total liabilities assumed		713,999
Net assets acquired		$ 249,524